Organization and nature of business (Tables)	12 Months Ended
Mar. 31, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries

Details of the subsidiaries as of the date of the report are set out below:

Name of Entity	Date of Incorporation	Place of Incorporation	Percentage of direct or indirect ownership by the Company	Principal Activities
Eastern BVI	August 10, 2023	British Virgin Islands	100%	Holding company
Eastern HK	September 4, 2023	Hong Kong	100%	Holding company
Hangzhou TC-Link	September 27, 2023	PRC	100%	Transportation and warehouse subleasing services
Suzhou TC-Link	January 9, 2006	PRC	100%	Transportation and warehouse subleasing services
Wuxi TC-Link	May 19, 2016	PRC	100%	Warehouse subleasing services
Yancheng TC-Link	June 22, 2016	PRC	100%	Transportation and warehouse subleasing services
Yunnan Dongyuan	November 5, 2018	PRC	100%	Transportation services
Chongqing Dayuan	April 30, 2020	PRC	100%	Transportation services
Guizhou Tianrun	March 1, 2023	PRC	100%	Construction services